Stock-Based Compensation - Summary of Stock Option Activity under 2019 Plan and 2021 plan (Details) - 2019 and 2021 Equity Incentive Plan [Member]	3 Months Ended
Mar. 31, 2021 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Outstanding at December 31, 2020	43,318,218
Conversion adjustment related to the Merger (see Note 3)	(34,827,515)
Granted	1,774,349
Expired	(31,851)
Outstanding at March 31, 2021	10,233,201
Exercisable at March 31, 2021	1,301,735